UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hawkshaw Capital Management, LLC

Address:  400 Madison Avenue, 14th Floor
          New York, NY 10017


13F File Number: 028-12862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kian Ghazi
Title:  Managing Member
Phone:  212-207-3537


Signature, Place and Date of Signing:

/s/ Kian Ghazi                New York, New York             February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   17

Form 13F Information Table Value Total: $ 147,878
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COL 7          COLUMN 8

                                                         VALUE     SHS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS   SOLE      SHARED    NONE
--------------                --------------  ------     --------  -------   --- ----  ----------  ----   -----     ------    ----
ABERCROMBIE & FITCH CO        CLASS A         002896207  11,588      201,074 SH          SOLE      NONE     201,074
ANNTAYLOR STORES CORP         COM             036115103   7,224      263,749 SH          SOLE      NONE     263,749
AVIAT NETWORKS INC            COM             05366Y102  10,842    2,138,552 SH          SOLE      NONE   2,138,552
CONSTANT CONTACT INC          COM             210313102   9,833      317,300     CALL    SOLE      NONE     317,300
CORPORATE EXECUTIVE BRD CO    COM             21988R102  11,984      319,149 SH          SOLE      NONE     319,149
DELL INC                      COM             24702R101  13,943    1,029,007 SH          SOLE      NONE   1,029,007
ELECTRONIC ARTS INC           COM             285512109  14,625      892,855 SH          SOLE      NONE     892,855
FALCONSTOR SOFTWARE INC       COM             306137100     584      174,444 SH          SOLE      NONE     174,444
FROZEN FOOD EXPRESS INDS INC  COM             359360104   8,124    1,842,220 SH          SOLE      NONE   1,842,220
IAC INTERACTIVECORP           COM PAR $.001   44919P508   7,080      246,682 SH          SOLE      NONE     246,682
KNOT INC                      COM             499184109   8,786      889,224 SH          SOLE      NONE     889,224
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100   7,205      117,212 SH          SOLE      NONE     117,212
SONOSITE INC                  COM             83568G104   3,198      101,196 SH          SOLE      NONE     101,196
SPDR GOLD TRUST               GOLD SHS        78463V107   7,110       51,252 SH          SOLE      NONE      51,252
SPDR S&P 500 ETF TR           TR UNIT         78462F103   3,408       27,100     PUT     SOLE      NONE      27,100
SYMANTEC CORP                 COM             871503108  15,874      948,290 SH          SOLE      NONE     948,290
UNIVERSAL TECHNICAL INST INC  COM             913915104   6,470      293,810 SH          SOLE      NONE     293,810







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